Investment Objectives and Goals - EUROPACIFIC GROWTH FUND	Mar. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	EUROPACIFIC GROWTH FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital.